Administrative and Selling Expenses	12 Months Ended
Mar. 31, 2024
Text Block [Abstract]
Administrative and Selling Expenses
8.	ADMINISTRATIVE AND SELLING EXPENSES

Year ended,	March 31, 2024	March 31, 2023

Administrative and selling expense is comprised of:

Personnel expenses	$43.3	$39.3

Share-based compensation expense (Note 34)	5.2	3.9

Professional, consulting, legal and other fees	18.8	20.7

Insurance	25.6	21.8

Software licenses	5.9	5.2

Amortization of intangible assets and non-producing assets	0.3	0.3

Other administrative and selling	15.9	8.1

	$115.0	$99.3

Past service
cost
recognition
The collective bargaining agreements with Local 2251 and Local 2724 were ratified in August 2022 and September 2022, respectively; and became effective as of August 1, 2022. The settlement resulted in a past service cost adjustment related to the defined benefit pension plan and other post-employment benefits of $5.0 million and $0.4 million, respectively, of which $5.4 million was recorded in administrative and selling expenses for the year ended March 31, 2023.